Segment Reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues	$ 138,664,272	$ 124,208,506	$ 102,320,689
Cutlery [Member]
Segment Reporting Information [Line Items]
Revenues	66,558,851	62,104,253	53,206,758
Straws [Member]
Segment Reporting Information [Line Items]
Revenues	23,572,926	18,631,276	14,324,897
Cups and plates [Member]
Segment Reporting Information [Line Items]
Revenues	37,439,353	33,536,297	27,626,586
Others [Member]
Segment Reporting Information [Line Items]
Revenues	$ 11,093,142	$ 9,936,680	$ 7,162,448